Notes Payable - Schedule of Notes Payable (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 06, 2018	Jun. 01, 2018	May 23, 2018	Dec. 31, 2017
Principal	$ 3,659	$ 3,199
Discount	(2,991)	(1,914)
Net	668	1,285
May 2018 Notes [Member]
Principal	500	400			$ 840
Discount	(350)	(25)
Net	150	375
June 2018 Note [Member]
Principal	3,159	2,448		$ 3,600
Discount	(2,641)	(1,803)
Net	$ 518	645
December 2018 Note [Member]
Principal		351	$ 598
Discount		(86)
Net		$ 265